Accounts receivable - Net: (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable - Net:
Schedule of accounts receivable - net

	December 31,
	2021		2022
Clients	Ps.	2,191,439	Ps.	2,843,870
Less: impairment provision		(317,664)		(301,947)
		1,873,775		2,541,923
Notes receivable from clients		4,463		—
Total accounts receivable	Ps.	1,878,238	Ps.	2,541,923

Schedule of maturity analysis of past due accounts receivable and movements in impairment provision

Provision for impairment at January 1, 2021	Ps.	346,183
Mexico's increase		9,331
Application of Aerostar's estimate		(36,275)
Application of Airplan's estimate		(1,575)
Provision for impairment at December 31, 2021	Ps.	317,664
Mexico's increase	Ps.	5,707
Application of Aerostar's estimate		(7,997)
Airplan 's increase		3,974
Application of Airplan's estimate		(17,401)
Provision for impairment at December 31, 2022	Ps.	301,947

Schedule of provision for losses

	Due to				More than
	expire	1 to 90	91 to 180	181 to 365	365
Expected loss rate 2021:
Mexico	0.00%	0.02%	19.20%	100.00%	100.00%
Aerostar	5.40%	5.10%	43.70%	87.50%	100.00%
Airplan	0.83%	0.83%	0.83%	100.00%	100.00%

	Due to								More		Total estimate
	expire		1 to 90		91 to 180		181 to 365		than 365		12/31/2020
At December 31, 2021
Mexico’s accounts receivables	Ps.	1,487,553	Ps.	44,571	Ps.	6,429	Ps.	78,432	Ps.	129,056		—
Mexico’s provision impairment				9		1,234		78,432		129,056	Ps.	208,731
Aerostar’s account receivables		140,588		98,868		63,952		772		10,734		—
Aerostar’s provision impairment		7,657		5,042		27,947		676		10,734		52,056
Airplan’s accounts receivables		—		82,638		561		22,807		24,478		—
Airplan’s provision impairment		—		9,030		561		22,807		24,478		56,877
Total estimate											Ps.	317,664

	Due to				More than
	expire	1 to 90	91 to 180	181 to 365	365
Expected loss rate 2022:
Mexico	0.00%	0.02%	19.20%	100.00%	100.00%
Aerostar	5.40%	5.10%	43.70%	87.50%	100.00%
Airplan	0.83%	0.83%	0.83%	100.00%	100.00%

	Due to								More		Total estimate
	expire		1 to 90		91 to 180		181 to 365		than 365		12/31/2021
At December 31, 2022
Mexico’s accounts receivables	Ps.	1,917,501	Ps.	66,618	Ps.	10,212	Ps.	81,836	Ps.	129,056		—
Mexico’s provision impairment				1,586		1,960		81,836		129,056	Ps.	214,438
Aerostar’s account receivables		441,967		52,014		1,118		264		50		—
Aerostar’s provision impairment		40,637		2,653		489		230		50		44,059
Airplan’s accounts receivables		64,761		36,943		183		16,869		24,478		—
Airplan’s provision impairment				4,027		183		14,762		24,478		43,450
Total estimate											Ps.	301,947